Long-term Investments - Equity Security with Or without Readily Determinable Fair Values (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Security with Readily Determinable Fair Values
Unrealized loss	¥ 29,073	¥ 150,880
Unrealized gain			¥ 270,468
Equity Securities without Readily Determinable Fair Values
Impairment loss	¥ 0	¥ 0	¥ 0